Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Income Statement [Abstract]
Revenues	$ 123,174	$ 93,485	$ 79,228
Cost of revenues	62,378	47,966	41,807
Reorganization and impairment			4,931
Total cost of revenues	62,378	47,966	46,738
Gross profit	60,796	45,519	32,490
Operating expenses:
Research and development	14,581	13,534	12,630
Selling, general and administrative	26,182	22,022	21,900
Reorganization and impairment			(4,059)
Litigation settlement		13,000
Total operating expenses	40,763	48,556	30,471
Operating income (loss)	20,033	(3,037)	2,019
Financial income (expenses), net	728	(150)	(847)
Income (loss) from continuing operations before incomes taxes	20,761	(3,187)	1,172
Income tax (expense) benefit	(2,030)	4,875	(303)
Net income from continuing operations	18,731	1,688	869
Income from discontinued operations
Income before income tax expense		18,302	4,450
Income tax expense		(6,028)	(585)
Net income from discontinued operations		12,274	3,865
Net income	$ 18,731	$ 13,962	$ 4,734
Basic earnings from continuing operations	$ 0.52	$ 0.05	$ 0.02
Basic earnings from discontinued operations		0.35	0.11
Basic net earnings	0.52	0.40	0.13
Diluted earnings from continuing operations	0.51	0.05	0.02
Diluted earnings from discontinued operations		0.34	0.11
Diluted net earnings	$ 0.51	$ 0.39	$ 0.13
Weighted average number of ordinary shares outstanding:
Basic	36,190	35,441	35,348
Diluted	36,747	35,964	35,376

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19